Intangible assets - Additional Information (Detail) SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2023 USD ($)
Disclosure of intangible assets and goodwill [line items]
Percentage of royalty on net sales payable	10.00%	10.00%
Discount rate applied to cash flow projections	15.41%		16.54%		15.41%
Impairment loss recognised in profit or loss, intangible assets other than goodwill	SFr 95,895		SFr 26,424
Intangible assets other than goodwill	SFr 54,414		SFr 162,915
Percentage of amount received on sub licensing	20.00%				20.00%
On Market Products [member]
Disclosure of intangible assets and goodwill [line items]
Explanation of period over which management has projected cash flows	five years	five years
Attrition rate	5.00%				5.00%
In Process Projects Products [member]
Disclosure of intangible assets and goodwill [line items]
Explanation of period over which management has projected cash flows	20 years	20 years
Acers Territories [member]
Disclosure of intangible assets and goodwill [line items]
Percentage of royalty on net sales payable	10.00%	10.00%
Percentage of amount received on licensing	20.00%				20.00%
Amount received on licensing	SFr 37,900	$ 45.0
ACER-001 [member]
Disclosure of intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	SFr 86
Percentage of risk adjusted future economic benefits	71.00%				71.00%
Percentage of net carrying amount of the asset	71.00%				71.00%
Total non contingent consideration	SFr 10,200				$ 11.5
Disposals intangible assets and goodwill	1,300	$ 1.5
Disposals intangible assets other than goodwill	125
Expected credit loss provision amount	249
Sentinox [member]
Disclosure of intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	2,958
RLF-100 [member]
Disclosure of intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	64,386
CGU [Member]
Disclosure of intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	7,657
Acer [Member]
Disclosure of intangible assets and goodwill [line items]
Disposals intangible assets and goodwill	455
RLF TD 011 [Member]
Disclosure of intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	22,534
Generating Assets [Member]
Disclosure of intangible assets and goodwill [line items]
Intangible assets other than goodwill	SFr 6,017
Technologies, patents and trademarks [member]
Disclosure of intangible assets and goodwill [line items]
Weighted average amortization period of acquired intangible assets	8 years 6 months	8 years 6 months
Goodwill [member] | APR [member]
Disclosure of intangible assets and goodwill [line items]
Acquisition price adjustment				SFr 8,658
Bottom of range [member] | Technologies, patents and trademarks [member]
Disclosure of intangible assets and goodwill [line items]
Amortization period of acquired intangible assets	2 years	2 years
Bottom of range [member] | Intangible assets under development [member] | Probabilities of Success [member]
Disclosure of intangible assets and goodwill [line items]
Significant unobservable input, assets	12				12
Top of range [member] | Technologies, patents and trademarks [member]
Disclosure of intangible assets and goodwill [line items]
Amortization period of acquired intangible assets	13 years	13 years
Top of range [member] | Intangible assets under development [member] | Probabilities of Success [member]
Disclosure of intangible assets and goodwill [line items]
Significant unobservable input, assets	35				35